Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP 401K	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting
Basis of Presentation. The accounting records of The 401(k) Stock Purchase Plan for Employees of Cullen/Frost Bankers, Inc. and Its Affiliates (the “Plan”) are maintained on the accrual basis of accounting. Benefits are recorded when paid.

EBP, Investment
Investments. The Plan’s investments consist of common stock of Cullen/Frost Bankers, Inc. (“CFBI”) and mutual funds. Investments in CFBI common stock and mutual funds are stated at fair value based on quoted market prices on the valuation date. Changes in fair value of investment securities held during the year, as well as gains and losses on the sale of investment securities, are reflected in the statements of changes in net assets available for benefits as net appreciation or depreciation in the fair value of investments. Purchases and sales of securities are recorded on the trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EBP, Note Receivable from Participant
Notes Receivable from Participants. Notes receivable from participants are reported at the unpaid principal balance plus accrued interest. Interest income is recorded when earned. Related fees are recorded as administrative expenses and expensed as incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan administrator, CFBI, determines the loan to be in default and deems it a distribution, the outstanding loan balance is reduced and a benefit payment is recorded.

EBP, Expense	Administrative Expenses. Certain administrative expenses of the Plan are paid by CFBI. Forfeitures, though not material, may be used to offset administrative expenses.
EBP, Use of Estimate
Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.